Premises, Equipment and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Depreciation and amortization expense for 2012, 2011 and 2010 was $5.8 million, $6.5 million and $6.1 million, respectively, and is computed on the straight-line method over the estimated useful lives of the related assets as listed in the table below. The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	1 - 10
Computer equipment and software	3 - 8

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2012	2011
Land	$16,736	$15,386
Buildings	67,047	66,913
Construction in process	1,199	1,535
Leasehold improvements	2,677	2,583
Furniture, fixtures and equipment	32,938	32,073
	120,597	118,490
Less accumulated depreciation and amortization	41,809	36,376
Total	$78,788	$82,114

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2012 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2013	$2,504
2014	2,341
2015	2,262
2016	2,126
2017	1,958
Thereafter	17,000
Total minimum lease payments	$28,191